Warrants (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Warrants

	Number of Public Warrants	Number of Private Warrants	Number of 2024 WTI Warrants	Number of 2025 WTI Warrants
Outstanding, December 31, 2024 (Successor)	11,240,688	7,146,000	2	—
Exercised	—	—	—	—
Issued	—	—	—	2
Outstanding, June 30, 2025 (Successor)	11,240,688	7,146,000	2	2

	Number of Public Warrants	Number of Private Warrants	Number of WTI Warrants
Outstanding, October 2, 2024 (Successor)	11,499,997	7,146,000	—
Exercised	(259,309)	—	—
Issued	—	—	2
Outstanding, December 31, 2024 (Successor)	11,240,688	7,146,000	2

				Successor
	Number of Warrants	Exercise Price	Expiration Date	December 31, 2024 Balance
Private Warrants	7,146,000	$11.50	10/2/2029	$16,793

				Successor
	Number of Warrants	Exercise Price	Expiration Date	December 31, 2024 Balance
WTI Warrants	2	varies	3/31/2025	$17,230